Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Income Taxes [Line Items]
Statutory income tax rate		25.00%
Income tax holiday, description		Canaan is qualified as an integrated circuit enterprise and enjoying a 5-year tax holiday (two year full exemption followed by three year half reduction) beginning from 2016 after utilizing all prior years’ tax losses. Therefore, Hangzhou Canaan is eligible to enjoy a preferential tax rate of 0% from 2016 to 2017 and 12.5% from 2018 to 2020.
Income tax holiday period		5 years
Income tax full exemption holiday period		2 years
Income tax half reduction holiday period		3 years
Withholding income tax rate on dividends		10.00%
Undistributed earnings available for distribution		¥ 1,192,746	¥ 701,633
Withholding income tax		0	0
Tax loss carry forwards		¥ 437,187	1,762,521
Tax loss carry forwards period		10 years			5 years
Operating loss carry forwards expiration start year		2022
Operating loss carry forwards expiration end year		2031
Deferred tax assets valuation allowance		¥ 17,984	¥ 304,790	¥ 254,039		¥ 119,065
Other PRC Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate		25.00%
PRC mainland and Hong Kong subsidiaries [Member]
Income Taxes [Line Items]
Tax loss carry forwards		¥ 84,255
Operating Loss Carryforwards, Limitations on Use		Tax losses of RMB84,255 will expire, if unused, by 2025 and thereafter.
Operating Loss Carryforwards, Subject to Expiration		¥ 84,255
Operating Loss Carryforwards, Expiration year		2025
Tax Year 2016 to 2017
Income Taxes [Line Items]
Preferential tax rate		0.00%
Tax Year 2018 to 2020
Income Taxes [Line Items]
Preferential tax rate		12.50%
Tax Year 2019 to 2021
Income Taxes [Line Items]
Preferential tax rate		15.00%
Hong Kong
Income Taxes [Line Items]
Statutory income tax rate		16.50%	16.50%	16.50%
Hong Kong | FIE
Income Taxes [Line Items]
Ownership percentage		25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate		5.00%
PRC | Enterprise Income Tax
Income Taxes [Line Items]
Statutory income tax rate	25.00%